Revenues (Details 3) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Revenues	$ 19,740	$ 20,041	$ 40,623	$ 39,072	$ 78,155
Israel [Member]
Revenues			19,293		35,230
Latin America (mainly Mexico) [Member]
Revenues			5,936		9,603
Brazil [Member]
Revenues			6,876		14,248
Argentina [Member]
Revenues			2,067		4,607
Europe [Member]
Revenues			2,265		4,413
Other [Member]
Revenues			$ 4,186		$ 10,054